Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Increase in Net Assets Available for Benefits from Financial Statements to Form 5500 (Details) - EBP 002 - USD ($)
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 68,358,898	$ 50,733,023
Change in delinquent loans reported as distributions for tax purposes and as Plan assets for financial reporting purposes	7,180	12,299
Net increase in net assets available for benefits per the Form 5500	$ 68,366,078	$ 50,745,322